EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended January 31, 2014

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	5.81%
From	01-Jan-14	15-Jan-14	18-Feb-14	Floating Allocation Percentage at Month-End	80.18%
To	31-Jan-14	18-Feb-14
Days	34

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	125,000,000.00
Required Overcollateralization	$32,237,500.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$299,281.65
Series Nominal Liquidation Amount	157,536,781.65

Required Participation Amount	$157,536,781.65		Accumulation Account
Excess Receivables	$86,992,868.52		Beginning	83,333,333.33

Total Collateral	$244,529,650.17		Additions	41,666,666.67
			Ending Balance	125,000,000.00
Collateral as Percent of Notes	195.62%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	34
	Total Pool		LIBOR	0.160000%
Beginning Gross Principal Pool Balance	$5,036,354,086.73		Applicable Margin	0.350000%
Total Principal Collections	$(1,811,487,907.59)			0.510000%
Investment in New Receivables	$1,503,816,885.60
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	120,416.67	0.12
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.12
Less Net CMA Offset	$(515,448,682.61)
Less Servicing Adjustment	$(3,503,108.26)		Total Due Investors	120,416.67	0.510000%
Ending Balance	$4,209,731,273.87		Servicing Fee	$194,433.47
			Excess Cash Flow	179,535.25
SAP for Next Period	5.81%

Average Receivable Balance	$4,355,681,574.53
Monthly Payment Rate	41.59%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,615,059.25
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,615,059.25